Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General

The following description of the KB Home 401(k) Savings Plan (Plan) provides only general information. Eligible employees of KB Home (Company) who elect to participate in the Plan (each, a Participant) should refer to the governing Plan document and related materials, which were most recently amended effective April 1, 2025, for a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan in which all eligible employees of the Company may participate on their first day of employment. The Plan is administered by the Plan Administrative Committee (Plan Administrator), the members of which are designated by the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Contributions

Each Participant may contribute up to 25% of their annual eligible compensation on a pretax basis and/or into a designated Roth 401(k) account on an after-tax basis. Participants may also contribute up to an additional 15% of their annual eligible compensation on an after-tax basis. All contributions are made in whole percentages through payroll deductions. Pretax contributions are eligible for tax deferred treatment, and each Participant may make aggregate annual pretax and after-tax contributions, up to the applicable limits provided by the Internal Revenue Code (Code).

Each Participant who has attained (or will attain) age 50 before the close of a Plan year and contributes at least 6% of their eligible compensation to the Plan may make a catch-up contribution in accordance with and subject to the limitations of the Code. Effective in 2025, Participants who attain ages 60 through 63 during the Plan year may make an additional catch-up contribution in accordance with and subject to the limitations of the Plan and the Code.

Unless otherwise determined by its Board of Directors, the Company matches 100% of a Participant’s pretax and/or after-tax Roth 401(k) account contributions up to 6% of eligible compensation per payroll period (for Participants who are sales representatives, the eligible compensation is limited to $50,000 per year). Company matching contributions are invested in accordance with each Participant’s investment of their contributions.

The Plan, subject to its provisions, accepts rollover contributions from other qualified retirement plans or individual retirement accounts. In addition, Participants may directly convert all or a portion of their existing Plan account balances, as well as make rollover contributions from other qualified retirement plans or individual retirement accounts, into a designated Roth 401(k) account, subject to the applicable provisions of the Plan. Participants are responsible for paying applicable taxes on such conversions or rollover contributions.

Plan assets are held in trust by Fidelity Management Trust Company, Inc. (Trustee). Participants may direct the investment of their contributions among one or more of the several options offered under the Plan, and may elect to change the investment of their contributions or to transfer all or part of their individual Plan account balances among such options, subject in each case to applicable conditions and limitations established under the Plan. Contributions made by a Participant who does not make any investment elections are directed to an investment option under the Plan that offers an adjustable asset allocation designed for a target retirement date (Target Date Funds) closest to the year in which the Participant will attain (or has attained) age 65.

A Participant can invest no more than 20% of new Plan contributions in the KB Home Stock Fund, which is described below, and cannot transfer funds from another Plan investment option into the KB Home Stock Fund if the transfer would cause the proportionate value of the Participant’s overall Plan account balance that is invested in the KB Home Stock Fund to exceed 20%.

Participant Accounts

Each Participant’s account is credited with the Participant’s contributions and applicable Company matching contributions, investment earnings and revenue-sharing amounts, if any. The Plan’s recordkeeper, an affiliate of the Trustee, is responsible for maintaining each Participant’s account balance. Participant accounts are valued daily based on the closing market price of the underlying investments. Participants may elect to participate in a managed account service provided by the Trustee which is intended to assist them with selecting the type and mix of, and allocations among, the investment options in the Plan (excluding the KB Home Stock Fund and Participant-directed brokerage account investments). Certain administrative expenses arising from a Participant’s use of the elective Trustee-provided managed account service or transactions under the Plan are charged to the Participant’s account.

Vesting

Participants are immediately vested in their contributions and the earnings thereon. Subject to applicable Internal Revenue Service (IRS) rules and regulations, Company matching contributions and the earnings thereon are 100% vested to Participants after five years of service, as defined in the Plan document.

Target Date Funds

The Plan offers 14 Target Date Funds with a range of designated target dates through 2070 that are managed by an affiliate of the Trustee. The Target Date Funds are mutual funds that allocate investments across a combination of equity, fixed income, and short-term mutual funds. The Target Date Fund manager adjusts the asset allocation within each of these investment options over their designated timeframe, as applicable, with the allocation generally becoming more conservative as a relevant target date approaches by reducing equity mutual fund holdings.

KB Home Stock Fund

The Plan offers the Company’s common stock as an investment option to Participants through the KB Home Stock Fund. If elected, a Participant’s contributions to, and transactions in, the KB Home Stock Fund are direct investments and transactions in shares of the Company’s common stock valued at the then-current market price per share. Dividends paid on the Company’s common stock within the KB Home Stock Fund, as held in a Participant’s account, are automatically reinvested into shares of common stock.
Participant-Directed Brokerage Account

The Plan offers a Participant-directed brokerage account as an investment option. If elected, a Participant-directed brokerage account, which is administered by an affiliate of the Trustee, allows a Participant to contribute to the various fund options offered by such affiliate, including funds that are not offered as investment options under the Plan, subject to an overall investment limit of not more than 90% of the value of the Participant’s total Plan account balance. Investment allocations to and selections made within the Participant-directed brokerage accounts are not monitored or managed by the Company or the Plan.

Stable Value Fund

The Plan offers a stable value investment option (Stable Value Fund), which is intended to provide a stable return on investment and protection of principal from changes in market interest rates. The Stable Value Fund is a collective investment trust that invests in a group annuity contract (which has underlying investments in various guaranteed investment contracts, synthetic guaranteed investment contracts and securities) issued by the fund provider. Participant withdrawals from the Stable Value Fund are generally transacted at the fund’s per-share net asset value (NAV). Certain events prompting a withdrawal from the Stable Value Fund may be transacted at the fair value of its underlying investments, which may be less than the NAV. Participants are generally prohibited from transferring their respective balances (in whole or in any part) in the Stable Value Fund directly into other competing Plan investment options. Instead, Participants must first transfer such balances into a non-competing Plan investment option for 90 days before transferring such balances into a competing Plan investment option. There were no unfunded commitments to the Stable Value Fund as of December 31, 2025 or 2024.

Notes Receivable from Participants

Subject to the provisions of the Plan, a Participant may borrow up to 50% of the vested balance in their Plan account not to exceed $50,000 in any one-year period. The minimum amount of any such loan is $1,000. Loans must be repaid within five years unless a loan is used to purchase a Participant’s principal residence, in which case the loan must be repaid within 15 years. Each loan is secured by the vested balance in the Participant’s Plan account and bears interest at a fixed rate based on prevailing rates charged by lending institutions on loans made under similar circumstances, as determined by the Plan Administrator. Loans are generally repaid through payroll deductions. Loans not repaid within the timeframe specified by the Plan are considered to be in default and treated as a taxable distribution to the Participant. Participants with loans outstanding at termination of employment with the Company may continue to repay the loan after termination.

Distributions and Withdrawals

Participants (or their beneficiaries) are generally eligible to receive distributions of their account balances upon the earlier of reaching 59½ years of age, death, or termination of service, as defined in the Plan document. In addition, Participants who terminate their service with the Company may elect to withdraw or rollover their account balances comprised of contributions, vested Company matching contributions and related earnings thereon. Vested Plan account balances totaling $1,000 or less will be distributed as a lump-sum payment, and vested Plan account balances totaling more than $1,000, but less than $7,000 will be rolled into an individual retirement account. Such distributions or rollovers may be processed without a formerly employed Participant’s consent. Vested Plan account balances totaling $7,000 or more may be kept in the Plan. Participants may take hardship or in-service withdrawals from their Plan account balances subject to the limitations and requirements of the Plan. Effective in 2025, available in-service withdrawals were expanded to include qualified childbirth or adoptions, emergencies, as well as circumstances associated with domestic abuse and qualified declared disasters, all subject to the limitations and requirements of the Plan.

Forfeitures

Participants forfeit the nonvested portion of their Plan account upon termination of employment at the time the account is distributed to the Participant or following five consecutive breaks in service, as defined in the Plan document. Forfeited amounts may be used to pay Plan administrative expenses or to offset employer contributions payable under the Plan. For the Plan year ended December 31, 2025, the Company used $38,747 of forfeitures to pay administrative expenses of the Plan and used $1,008,945 of forfeitures to offset employer contributions. The Company paid all other non-Participant related Plan administrative expenses directly. Forfeiture balances were $11,056 and $12,413 at December 31, 2025 and 2024, respectively.

Administrative Expenses and Revenue Credit Account

Plan administrative expenses are paid directly by the Company or under the Plan, except for certain administrative expenses arising from a Participant’s use of the elective Trustee-provided managed account service or transactions under the Plan, which are charged to the Participant’s account. The Plan administrative expenses paid directly by the Company are not included in these financial statements.

On a quarterly basis, the Trustee allocates revenue-sharing credits that may be generated from certain Plan investment options, including those from an affiliate of the Trustee, to the accounts of the Participants invested in such investment options. Unallocated revenue-sharing credits, if any, and the interest earned during the course of implementing investment option transactions under the Plan are deposited by the Trustee into a revenue credit account (RCA). The RCA can be used to pay Plan expenses or be distributed to eligible Participant accounts, not more frequently than quarterly. The RCA balances were $49,066 and nominal as of December 31, 2025 and 2024.

Other, net

Other, net for the year ended December 31, 2025 reflected $521,635 of revenue-sharing credits generated, partly offset by $87,703 of administrative expenses, most of which were charged to Participants’ accounts. For the Plan year ended December 31, 2025, $473,937 of the revenue-sharing credits generated in 2025 were distributed to the corresponding eligible Participant accounts.

Plan Termination

As of the date of this report, the Company expects and intends to continue the Plan, but it reserves the right to amend, suspend or terminate the Plan (in whole or in part) at any time. In the event of Plan termination, the Plan account balances of the individuals who are Participants at that time, if not already so, shall become 100% vested and not subject to forfeiture.